OTHER ASSETS - THIRD PARTIES (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER ASSETS - THIRD PARTIES
Prepayments for purchase of property, plant and equipment	¥ 884,611,325		¥ 560,182,033
Refund receivable of U.S. countervailing duties and anti-dumping duties	571,394,376		427,796,666
Prepayment for warranty insurance premium	112,884,194		111,611,828
Deferred losses related to sale-leaseback transactions before January 1, 2020 (Note 21)	98,660,496		183,566,444
Deposit for rent and others	79,281,354		170,335,718
Prepayment of income tax attributable to intercompany transactions	31,816,215		13,199,456
Less: Allowance for credit losses	(849,093)
Total	¥ 1,777,798,867	$ 272,459,596	¥ 1,466,692,145